BORROWINGS - Borrowings by Currency (Details) R$ in Millions, $ in Millions, $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2025 BRL (R$)	Dec. 31, 2025 AUD ($)	May 26, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 AUD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 7,844			$ 950	$ 8,490
U.S. dollars
Disclosure of detailed information about borrowings [line items]
Borrowings	5,772				5,755
Brazilian reais
Disclosure of detailed information about borrowings [line items]
Borrowings	2,072	R$ 11,403			1,821	R$ 11,277
Australian dollars
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0		$ 0		$ 914		$ 1,477